Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Sale proceeds	$ 1,455,000	$ 17,570,000	$ 14,667,000
Gross realized gains	94,000	47,000	6,000
Gross realized losses	0	43,000	393,000
Gains (losses) from securities called or settled by the issuer	$ 0	$ 28,000	$ (26,000)